Goodwill And Intangible Assets (Schedule Of Changes In Goodwill By Segment) (Details) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Beginning balance, goodwill	$ 1,664	$ 1,420	$ 1,236
Acquisitions	14	243	181
Foreign currency translation			1
Adjustments	(4)	1	2
Ending balance, goodwill	1,674	1,664	1,420
Defense Solutions [Member]
Beginning balance, goodwill	405	382	378
Acquisitions			2
Adjustments		23	2
Ending balance, goodwill	405	405	382
Health, Energy And Civil Solutions [Member]
Beginning balance, goodwill	634	516	410
Acquisitions	14	140	105
Foreign currency translation			1
Adjustments	1	(22)
Ending balance, goodwill	649	634	516
Intelligence And Cybersecurity Solutions [Member]
Beginning balance, goodwill	625	522	448
Acquisitions		103	74
Adjustments	(5)
Ending balance, goodwill	$ 620	$ 625	$ 522